Quarterly Holdings Report
for

Fidelity® Diversified International Fund

July 31, 2020

DIF-QTLY-0920
1.804871.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
Australia - 1.0%
Aristocrat Leisure Ltd.	1,226,663	$22,943,874
CSL Ltd.	426,762	82,353,520
Magellan Financial Group Ltd.	758,630	33,148,916

TOTAL AUSTRALIA		138,446,310

Bailiwick of Jersey - 0.9%
Experian PLC	2,433,200	84,991,964
Ferguson PLC	353,095	31,126,553

TOTAL BAILIWICK OF JERSEY		116,118,517

Belgium - 1.4%
Galapagos Genomics NV (a)	143,500	26,650,902
KBC Groep NV	1,575,728	89,842,272
UCB SA	533,800	68,443,760

TOTAL BELGIUM		184,936,934

Bermuda - 1.8%
China Gas Holdings Ltd.	5,482,200	16,481,331
Credicorp Ltd. (United States)	234,500	29,821,365
Haier Electronics Group Co. Ltd.	3,912,000	17,136,698
Hiscox Ltd.	2,780,844	28,451,215
IHS Markit Ltd.	993,500	80,205,255
Marvell Technology Group Ltd.	1,719,000	62,691,930

TOTAL BERMUDA		234,787,794

Canada - 2.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,848,862	99,006,701
Constellation Software, Inc.	58,922	69,695,957
Fairfax India Holdings Corp. (a)(b)	2,423,300	19,192,536
Franco-Nevada Corp.	411,600	65,790,854
Waste Connection, Inc. (Canada)	201,600	20,604,756
Wheaton Precious Metals Corp.	1,430,300	77,598,941

TOTAL CANADA		351,889,745

Cayman Islands - 3.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	555,000	139,316,100
Anta Sports Products Ltd.	4,116,000	39,034,102
Hansoh Pharmaceutical Group Co. Ltd. (a)(b)	2,806,000	12,128,692
JD.com, Inc. Class A	705,400	21,916,612
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	316,600	44,387,320
Tencent Holdings Ltd.	2,595,600	178,053,530
Zai Lab Ltd. ADR (a)	465,327	35,416,038

TOTAL CAYMAN ISLANDS		470,252,394

China - 0.9%
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (a)	336,200	4,337,897
Kweichow Moutai Co. Ltd. (A Shares)	348,860	83,933,661
Ping An Insurance Group Co. of China Ltd. (H Shares)	2,426,000	25,597,281

TOTAL CHINA		113,868,839

Denmark - 2.1%
DSV A/S	961,200	131,825,363
GN Store Nord A/S	349,300	21,300,465
ORSTED A/S (b)	829,800	118,267,207
Vestas Wind Systems A/S	113,100	14,497,719

TOTAL DENMARK		285,890,754

France - 7.8%
Amundi SA (b)	914,513	69,267,213
Capgemini SA	839,500	108,283,348
Dassault Systemes SA	256,400	46,542,265
Edenred SA	798,345	39,619,494
Legrand SA	788,600	61,004,726
LVMH Moet Hennessy Louis Vuitton SE	404,938	176,084,533
Pernod Ricard SA	490,600	84,373,731
Sanofi SA	2,008,732	210,910,932
Sartorius Stedim Biotech	44,700	13,900,752
SR Teleperformance SA	465,400	135,574,294
VINCI SA	725,900	62,474,629
Worldline SA (a)(b)	329,400	28,216,577

TOTAL FRANCE		1,036,252,494

Germany - 10.6%
adidas AG	491,502	135,419,862
Allianz SE	594,363	123,376,890
Bayer AG	1,428,776	94,918,545
Deutsche Borse AG	649,000	118,190,084
Deutsche Post AG	2,201,019	89,339,773
Hannover Reuck SE	467,300	78,935,395
Linde PLC	674,434	164,212,717
RWE AG	1,299,700	48,960,792
SAP SE	2,273,489	358,877,792
Scout24 AG (b)	162,600	14,068,221
Symrise AG	761,600	95,140,288
Vonovia SE	1,473,500	95,776,440

TOTAL GERMANY		1,417,216,799

Hong Kong - 1.9%
AIA Group Ltd.	22,316,800	201,229,323
Techtronic Industries Co. Ltd.	4,570,000	47,732,539

TOTAL HONG KONG		248,961,862

India - 3.4%
HDFC Bank Ltd.	6,558,994	90,470,518
Housing Development Finance Corp. Ltd.	3,220,147	76,590,242
Kotak Mahindra Bank Ltd.	3,634,005	66,245,893
Reliance Industries Ltd.	7,487,012	206,572,377
Reliance Industries Ltd. (a)	499,134	7,843,439

TOTAL INDIA		447,722,469

Indonesia - 0.8%
PT Bank Central Asia Tbk	30,864,400	66,110,704
PT Bank Rakyat Indonesia Tbk	190,415,100	41,361,066

TOTAL INDONESIA		107,471,770

Ireland - 2.2%
Aon PLC	318,000	65,259,960
DCC PLC (United Kingdom)	208,089	18,609,582
Kerry Group PLC Class A	619,000	81,664,917
Kingspan Group PLC (Ireland)	1,078,900	77,206,583
Ryanair Holdings PLC sponsored ADR (a)	618,399	46,379,925

TOTAL IRELAND		289,120,967

Israel - 0.0%
Maytronics Ltd.	136,100	2,078,104
Italy - 1.6%
Enel SpA	8,450,300	77,409,184
FinecoBank SpA	3,072,200	44,421,973
GVS SpA (b)	1,043,924	13,612,671
Recordati SpA	1,183,300	63,058,599
Reply SpA	170,700	15,583,395

TOTAL ITALY		214,085,822

Japan - 16.9%
Astellas Pharma, Inc.	1,550,500	24,184,646
Bandai Namco Holdings, Inc.	736,500	40,671,268
Daikin Industries Ltd.	689,400	121,297,510
Fast Retailing Co. Ltd.	65,200	34,673,487
Hoya Corp.	2,034,400	200,259,298
Iriso Electronics Co. Ltd.	196,500	5,884,512
Itochu Corp.	4,182,900	91,715,618
Kao Corp.	1,262,400	91,579,589
Keyence Corp.	532,640	222,505,699
KH Neochem Co. Ltd.	649,500	11,829,729
Minebea Mitsumi, Inc.	7,168,800	117,563,719
Misumi Group, Inc.	1,433,100	33,764,597
Murata Manufacturing Co. Ltd.	525,700	33,766,073
Nabtesco Corp.	568,000	17,009,683
Nitori Holdings Co. Ltd.	600,100	131,352,482
Oracle Corp. Japan	231,800	27,766,511
ORIX Corp.	4,659,000	50,387,640
PALTAC Corp.	293,900	15,881,234
Park24 Co. Ltd.	264,900	3,553,521
Persol Holdings Co., Ltd.	2,716,800	34,340,167
Recruit Holdings Co. Ltd.	2,435,600	75,980,609
Relo Group, Inc.	539,200	9,311,394
Shin-Etsu Chemical Co. Ltd.	1,007,000	117,858,042
Shiseido Co. Ltd.	866,100	48,255,796
SMC Corp.	246,200	128,083,076
Sony Corp.	2,476,200	192,388,462
Tokyo Electron Ltd.	419,600	116,110,579
Tsuruha Holdings, Inc.	824,914	113,697,938
Welcia Holdings Co. Ltd.	999,100	91,552,312
Yahoo! Japan Corp.	11,006,900	58,531,799

TOTAL JAPAN		2,261,756,990

Korea (South) - 1.7%
LG Chemical Ltd.	92,218	43,800,967
Samsung Electronics Co. Ltd.	2,205,880	106,802,178
SK Hynix, Inc.	1,048,460	72,594,190

TOTAL KOREA (SOUTH)		223,197,335

Luxembourg - 1.2%
B&M European Value Retail SA	18,691,263	113,281,577
Eurofins Scientific SA	17,068	11,094,077
Globant SA (a)	206,000	35,625,640

TOTAL LUXEMBOURG		160,001,294

Netherlands - 5.6%
Adyen BV (a)(b)	19,173	32,002,712
ASML Holding NV	900,700	318,595,604
JDE Peet's BV	1,027,500	45,690,472
Koninklijke Philips Electronics NV	2,659,475	137,417,401
NXP Semiconductors NV	928,200	109,091,346
Wolters Kluwer NV	1,397,700	110,079,689

TOTAL NETHERLANDS		752,877,224

New Zealand - 0.3%
Ryman Healthcare Group Ltd.	5,175,728	45,652,819
Norway - 1.2%
Adevinta ASA Class B (a)	3,460,512	55,813,177
NEL ASA (a)(c)	12,347,400	25,320,591
Schibsted ASA (A Shares)	2,270,800	82,555,494

TOTAL NORWAY		163,689,262

Spain - 1.1%
Cellnex Telecom SA (b)(c)	1,680,910	105,377,086
Cellnex Telecom SA rights 8/7/20 (a)(c)	1,680,910	7,029,099
Iberdrola SA	3,168,242	40,753,775

TOTAL SPAIN		153,159,960

Sweden - 1.7%
ASSA ABLOY AB (B Shares)	1,170,200	25,833,563
EQT AB	1,703,200	39,765,839
Hexagon AB (B Shares) (a)	1,011,000	65,493,981
Indutrade AB (a)	1,281,900	64,647,600
Svenska Handelsbanken AB (A Shares) (a)	2,909,600	27,438,902

TOTAL SWEDEN		223,179,885

Switzerland - 7.9%
Idorsia Ltd. (a)	206,126	5,648,152
Lonza Group AG	209,277	130,868,331
Nestle SA (Reg. S)	2,539,890	302,048,191
Roche Holding AG (participation certificate)	1,009,544	349,662,192
Sika AG	743,076	162,907,154
Sonova Holding AG Class B	211,071	47,450,875
Swiss Re Ltd.	701,570	55,360,292

TOTAL SWITZERLAND		1,053,945,187

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,696,200	133,813,218
United Kingdom - 7.8%
AstraZeneca PLC (United Kingdom)	1,848,839	204,259,158
Beazley PLC	5,342,000	29,187,438
Big Yellow Group PLC	2,084,528	27,804,914
BP PLC sponsored ADR	1,134,900	25,013,196
Compass Group PLC	2,388,888	32,849,706
John David Group PLC	2,229,885	17,676,976
London Stock Exchange Group PLC	1,835,800	202,780,515
Ocado Group PLC (a)	2,475,500	66,526,018
Prudential PLC	5,620,981	80,328,116
Reckitt Benckiser Group PLC	836,000	83,825,410
RELX PLC (Euronext N.V.)	5,608,899	118,859,976
Rentokil Initial PLC	11,568,000	80,891,299
S4 Capital PLC (a)	2,525,900	11,407,091
Smith & Nephew PLC	3,156,200	62,295,426

TOTAL UNITED KINGDOM		1,043,705,239

United States of America - 5.7%
Alphabet, Inc. Class C (a)	53,403	79,194,513
Danaher Corp.	204,700	41,717,860
Immunomedics, Inc. (a)	409,700	17,301,631
IQVIA Holdings, Inc. (a)	451,800	71,560,602
Marsh & McLennan Companies, Inc.	610,700	71,207,620
MasterCard, Inc. Class A	417,900	128,934,687
Microsoft Corp.	392,300	80,425,423
NICE Systems Ltd. sponsored ADR (a)	167,400	34,357,176
Nikola Corp. (a)	1,704,441	51,133,230
Regeneron Pharmaceuticals, Inc. (a)	107,000	67,631,490
Visa, Inc. Class A	643,000	122,427,200

TOTAL UNITED STATES OF AMERICA		765,891,432

TOTAL COMMON STOCKS
(Cost $8,104,697,770)		12,639,971,419

Convertible Preferred Stocks - 0.1%
United States of America - 0.1%
Rivian Automotive, Inc. Series E (a)(d)(e)
(Cost $19,081,790)	1,231,878	19,081,790

Money Market Funds - 6.1%
Fidelity Cash Central Fund 0.14% (f)	653,549,919	653,745,984
Fidelity Securities Lending Cash Central Fund 0.13% (f)(g)	162,676,520	162,692,787
TOTAL MONEY MARKET FUNDS
(Cost $816,349,828)		816,438,771
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $8,940,129,388)		13,475,491,980
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(112,246,277)
NET ASSETS - 100%		$13,363,245,703

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $412,132,915 or 3.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,081,790 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Rivian Automotive, Inc. Series E	7/10/20	$19,081,790

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,341,786
Fidelity Securities Lending Cash Central Fund	431,648
Total	$2,773,434

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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